UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Silver Point Capital, L.P.

Address:   Two Greenwich Plaza
           Greenwich, CT  06830


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Frederick H. Fogel
Title:  Authorized Signatory
Phone:  (203) 542-4000

Signature,  Place,  and  Date  of  Signing:

/s/ Frederick H. Fogel             Greenwich, CT                      8/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              18

Form 13F Information Table Value Total:  $      788,586
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------------------------- --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AMERICAN INTL GROUP INC     COM NEW         026874784  160,932  5,015,000 SH       DEFINED              5,015,000      0    0
BANK OF AMERICA CORPORATION COM             060505104    5,931    725,000 SH       DEFINED                725,000      0    0
CAESARS ENTMT CORP          COM             127686103    5,052    443,122 SH       DEFINED                443,122      0    0
CITIGROUP INC               COM NEW         172967424   13,431    490,000 SH       DEFINED                490,000      0    0
DANA HLDG CORP              COM             235825205    9,966    777,978 SH       DEFINED                777,978      0    0
DELPHI AUTOMOTIVE PLC       SHS             G27823106  485,036 19,021,012 SH       DEFINED             19,021,012      0    0
ISHARES TR                  RUSSELL 2000    464287655    9,956    125,000 SH       DEFINED                125,000      0    0
K V PHARMACEUTICAL CO       CL A            482740206       54    100,000 SH       DEFINED                100,000      0    0
K V PHARMACEUTICAL CO       NOTE 2.500% 5/1 482740AC1      879 10,000,000 SH       DEFINED             10,000,000      0    0
LEAR CORP                   COM NEW         521865204    4,716    125,004 SH       DEFINED                125,004      0    0
SANCHEZ ENERGY CORP         COM             79970Y105    8,608    413,849 SH       DEFINED                413,849      0    0
SPDR GOLD TRUST             GOLD SHS        78463V107   36,470    235,000 SH       DEFINED                235,000      0    0
SPDR GOLD TRUST             CALL            78463V907    3,866     18,000     CALL                         18,000      0    0
SUNCOKE ENERGY INC          COM             86722A103    8,976    612,689 SH       DEFINED                612,689      0    0
SUNOCO INC                  COM             86764P109   16,114    339,237 SH       DEFINED                339,237      0    0
TORCH ENERGY ROYALTY TRUST  UNIT BEN INT    891013104    8,531  5,365,261 SH       DEFINED              5,365,261      0    0
VONAGE HLDGS CORP           COM             92886T201    3,381  1,682,500 SH       DEFINED              1,682,500      0    0
WELLS FARGO & CO NEW        COM             949746101    6,688    200,000 SH       DEFINED                200,000      0    0


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